Loss before tax (Tables)	6 Months Ended
Dec. 31, 2024
Loss before tax
Summary of loss before tax

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Wages and benefits	3,367,969	1,521,231
Technology expenses	294,403	195,720
Business development expenses	75,222	2,164
Professional fees	519,338	197,045
Amortization of intangible assets	164,299	262,736
Depreciation of right-of-use assets	19,558	73,024
Depreciation of property and equipment	96	2,246